                               THE MAINSTAY FUNDS

               Supplement dated September 28, 2006 ("Supplement")
              to the Prospectus dated March 1, 2006 ("Prospectus")

     This Supplement updates, as of December 1, 2006, certain information contained in the above-dated Prospectus for The MainStay Funds (the "Trust") regarding the MainStay High Yield Corporate Bond Fund and MainStay International Equity Fund (the "Funds"), each a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Effective December 1, 2006, MainStay International Equity Fund and MainStay High Yield Corporate Bond Fund will institute a 2% redemption fee on redemptions (including exchanges) of Class R1, R2 and R3 shares. The following supplemental information is effective as of December 1, 2006.

1. Entirely delete the section entitled "Fees and Expenses of the Fund" for MainStay International Equity Fund on page 77 of the Prospectus and replace with the following, which supersedes the information contained in the prospectus supplement dated August 1, 2006:

MAINSTAY INTERNATIONAL EQUITY FUND

FEES AND EXPENSES OF THE FUND

                                                   CLASS A   CLASS B   CLASS C   CLASS I   CLASS R1   CLASS R2
                                                   -------   -------   -------   -------   --------   --------
SHAREHOLDER FEES
   (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)               5.50%     None      None      None      None       None
Maximum Deferred Sales Charge (Load)(1)
   (as a percentage of the lesser of the
   original offering price or redemption
   proceeds)                                         None      5.00%     1.00%     None      None       None
Redemption Fee(2)
   (as a percentage of redemption proceeds)          2.00%     2.00%     2.00%     2.00%     2.00%      2.00%
Maximum Account Fee                                  None      None      None      None      None       None

ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund Assets)
Management Fees(3)                                   0.90%     0.90%     0.90%     0.90%     0.90%      0.90%
Distribution and/or Service Fees(4)                  0.25%     1.00%     1.00%     None      None       0.25%
Other Expenses(5)                                    0.61%     0.61%     0.61%     0.29%     0.39%      0.39%
Total Annual Fund Operating Expenses                 1.76%     2.51%     2.51%     1.19%     1.29%      1.54%
Less Waivers/Reimbursements(6)                      -0.16%    -0.16%    -0.16%    -0.16%    -0.16%     -0.16%
Net Annual Fund Operating Expenses(6)                1.60%     2.35%     2.35%     1.03%     1.13%      1.38%

(1). Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares effected within one year of the date of purchase.

(2). The redemption fee applies to redemptions (including exchanges) of any class of shares made within 60 days of purchase. The fee, where applicable, is deducted from your redemption proceeds and is payable to the Fund. This fee is designed to ensure that the transaction and administrative costs are borne by investors making the short-term transactions and not by long-term shareholders in the Fund. Please see "Redemption Fee" for additional information.

(3). The management fee for the Fund is an annual percentage of the Fund's average daily net assets as follows: 0.90% up to $500 million and 0.85% in excess of $500 million.

(4). Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(5). "Other expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, other expenses for Class R1 and R2 shares include shareholder service fees of 0.10%.

(6). NYLIM has entered into a written expense limitation agreement under which, effective August 1, 2006, it agreed to waive a portion of the Fund's management fee or reimburse the Fund so that the Fund's total ordinary operating expenses (total annual fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 1.60% of average daily net assets for its Class A shares. NYLIM will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund.

This expense limitation may be modified or terminated only with the approval of the Board of Trustees of the Fund. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

2. Entirely delete the paragraph entitled "Redemption Fee" on page 92 of the Prospectus and replace with the following:

The International Equity and High Yield Corporate Bond Funds each impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) on redemptions (including exchanges) of any class of shares made within 60 days of purchase. The redemption fees are received directly by the Funds and are implemented as a 2.00% reduction in the proceeds that would otherwise be received by a redeeming shareholder. The redemption fee is designed to offset transaction and administrative costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fee may not apply to redemptions by certain benefit plan accounts such as 401(k) plans, section 529 qualified tuition plans, accounts held in omnibus accounts on the books of certain financial intermediary firms, wrap program accounts or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder. The redemption fee does not apply on redemptions effected through a MainStay Investments Systematic Withdrawal/Exchange Plan. Please contact us at 1-800-MAINSTAY (1-800-624-6782) if you have questions as to whether the redemption fee applies to some or all of your shares.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                               THE MAINSTAY FUNDS

               Supplement dated September 28, 2006 ("Supplement")
              to the Prospectus dated April 28, 2006 ("Prospectus")

     This Supplement updates, as of December 1, 2006, certain information contained in the above-dated Prospectus for The MainStay Funds (the "Trust") regarding the MainStay International Equity Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Effective December 1, 2006, MainStay International Equity Fund will institute a 2% redemption fee on redemptions (including exchanges) of Class R1, R2 and R3 shares. The following supplemental information is effective as of December 1, 2006.

1. Entirely delete the section entitled "Fees and Expenses of the Fund" on page 21 of the Prospectus and replace with the following, which supersedes the information contained in the prospectus supplement dated August 1, 2006:

MAINSTAY INTERNATIONAL EQUITY FUND

FEES AND EXPENSES OF THE FUND

                                                    CLASS R3
                                                    --------
SHAREHOLDER FEES
   (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                None
Maximum Deferred Sales Charge (Load)
   (as a percentage of the lesser of the original
   offering price or redemption proceeds)             None
Redemption Fee(1)
   (as a percentage of redemption proceeds)           2.00%
Maximum Account Fee                                   None

ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Fund Assets)
Management Fees(2)                                    0.90%
Distribution and/or Service Fees(3)                   0.50%
Other Expenses(4)                                     0.39%
Total Annual Fund Operating Expenses                  1.79%
Less Waivers/Reimbursements(5)                       -0.16%
Net Annual Fund Operating Expenses(5)                 1.63%

(1). The redemption fee applies to redemptions (including exchanges) made within 60 days of purchase. The fee, where applicable, is deducted from your redemption proceeds and is payable to the Fund. This fee is designed to ensure that the transaction and administrative costs are borne by investors making the short-term transactions and not by long-term shareholders in the Fund. Please see "Redemption Fee" for additional information.

(2). The management fee for the Fund is an annual percentage of the Fund's average daily net assets as follows: 0.90% up to $500 million and 0.85% in excess of $500 million.

(3). Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(4). "Other expenses" shown for Class R3 shares are projected for the current year; actual expenses may vary. In addition, other expenses for Class R3 shares include shareholder service fees of 0.10%.

(5). NYLIM has entered into a written expense limitation agreement under which, effective August 1, 2006, it has agreed to waive a portion of the Fund's management fee or reimburse the Fund so that the Fund's total ordinary operating expenses (total annual fund operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 1.60% of average daily net assets for Class A shares. NYLIM will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the Class R3 shares. Class A shares are not offered in this prospectus.

This expense limitation may be modified or terminated only with the approval of the Board of Trustees of the Fund. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

2. Insert the following paragraph in the section entitled "Information on Fees" on page 27 of the Prospectus

Redemption Fee

The International Equity Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at market value) on redemptions (including exchanges) of Class R3 shares made within 60 days of purchase. The redemption fees are received directly by the Fund and are implemented as a 2.00% reduction in the proceeds that would otherwise be received by a redeeming shareholder. The redemption fee is designed to offset transaction and administrative costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fee may not apply to redemptions by certain benefit plan accounts such as 401(k) plans, section 529 qualified tuition plans, accounts held in omnibus accounts on the books of certain financial intermediary firms, wrap program accounts or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder. The redemption fee does not apply on redemptions effected through a MainStay Investments Systematic Withdrawal/Exchange Plan. Please contact us at 1-800-MAINSTAY (1-800-624-6782) if you have questions as to whether the redemption fee applies to some or all of your shares.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                               THE MAINSTAY FUNDS

               Supplement dated September 28, 2006 ("Supplement")
         to the Statement of Additional Information dated March 1, 2006, as revised on April 28, 2006, May 31, 2006 and September 11, 2006

     This Supplement updates, as of December 1, 2006, certain information contained in the above-dated Statement of Additional Information for The MainStay Funds (the "Trust"). You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1. Effective December 1, 2006, MainStay International Equity Fund and MainStay High Yield Corporate Bond Fund will institute a 2% redemption fee on redemptions (including exchanges) of Class R1, R2 and R3 shares. The following supplemental information is effective as of December 1, 2006.

     Delete the two paragraphs entitled "Redemption Fee" in the Statement of Additional Information and replace them with the following:

The International Equity and High Yield Corporate Bond Funds each impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) on redemptions (including exchanges) of any class of shares made within 60 days of purchase. The redemption fees are received directly by the Funds and are implemented as a 2.00% reduction in the proceeds that would otherwise be received by a redeeming shareholder. The redemption fee is designed to offset transaction and administrative costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee will not apply to shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fee may not apply to redemptions by certain benefit plan accounts such as 401(k) plans, section 529 qualified tuition plans, accounts held in omnibus accounts on the books of certain financial intermediary firms, wrap program accounts or on redemptions of shares held at the time of death or the initial determination of a permanent disability of a shareholder. The redemption fee does not apply on redemptions effected through a MainStay Investments Systematic Withdrawal/Exchange Plan.

     Please contact MainStay Investments at 1-800-MAINSTAY (1-800-624-6782) if you have any questions as to whether the redemption fee applies to some or all of your shares.

2. Delete the second paragraph under "Lending of Portfolio Securities" in the Statement of Additional Information and replace it with the following:

     As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund. However, the loans would be made only to firms deemed by the Manager or Subadvisor to be creditworthy and approved by the Board, and when, in the judgment of the Manager or Subadvisor, the consideration that can be earned currently from securities loans of this type, justifies the attendant risk. If the Manager or Subadvisor, as the case may be, determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending Fund.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE